Segment Information - Schedule of Long-Lived Assets Based on Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	$ 1,557,515	$ 1,477,195	$ 1,209,968
United States
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	989,374	976,439
Italy
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	254,052	202,971
United Kingdom
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	47,388	46,658
All other
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	$ 266,701	$ 251,127